Income tax and deferred taxes - Income Tax (Expenses) Benefit for Foreign and Domestic Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	$ (180,959)	$ (1,530,360)	$ (2,003,190)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	(101,614)	(346,391)	430,978
Income tax expense	(282,573)	(1,876,751)	(1,572,212)
Foreign countries
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	(71,477)	(120,893)	(213,060)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	73,935	(34,014)	(21,338)
Country of domicile
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	(109,482)	(1,409,467)	(1,790,130)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	$ (175,549)	(312,377)	$ 452,316
Country of domicile | Specific mining tax to lithium mining
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total		$ (1,089,500)